Borrowings (Tables)	6 Months Ended
Sep. 30, 2024
Borrowings [Abstract]
Schedule of Short-Term Borrowings

Short-term borrowings consisted of the following as of September 30, 2024 and March 31, 2024:

	September 30, 2024 (Unaudited)	March 31, 2024

Short-term loans from related parties	$178,124	$90,024
Short-term loans from third-party individuals	649,794	403,030
Total short-term borrowings	$827,918	$493,054

Schedule of Long-Term Borrowings

Long-term borrowings consisted of the following as of September 30, 2024 and March 31, 2024:

	September 30, 2024 (Unaudited)	March 31, 2024
Car loans
Current portion	$9,080	$7,479
Non-current portion	15,595	20,181
Total car loans	$24,675	$27,660

	September 30, 2024 (Unaudited)	March 31, 2024
Bank loans
Current portion	$-	$13,850
Non-current portion	99,749	96,948
Total long-term bank loans	$99,749	$110,798

Schedule of Future Loan Payments

Future loan payments as of September 30, 2024 is as follows:

	RMB	USD

One year	5,864,000	$835,613
Two years	754,000	107,444
Three years	54,000	7,695
Four years	11,160	1,590
Total payment	6,683,160	$952,342